Note 2 - New Accounting Pronouncements (Details Textual) - USD ($)	Dec. 31, 2019	Jan. 01, 2019
Other Assets [Member]
Operating Lease, Right-of-Use Asset	$ 2,112,000
Other Liabilities [Member]
Operating Lease, Liability, Total	$ 2,112,000
Accounting Standards Update 2016-02 [Member] | Other Assets [Member]
Operating Lease, Right-of-Use Asset		$ 2,168,000
Accounting Standards Update 2016-02 [Member] | Other Liabilities [Member]
Operating Lease, Liability, Total		$ 2,168,000